UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Convertible Securities Fund

Semi-Annual Report
May 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Palo Alto Networks, Inc. 0.375% 6/1/25	2.6
DraftKings, Inc. 0% 3/15/28	2.2
Wells Fargo & Co. 7.50%	1.5
Snap, Inc. 0.125% 3/1/28	1.3
Unity Software, Inc. 0% 11/15/26	1.3
DHT Holdings, Inc.	1.1
Bank of America Corp. 7.25%	1.1
Wayfair LLC 0.625% 10/1/25	1.0
Northern Oil & Gas, Inc. 3.625% 4/15/29	1.0
Turning Point Brands, Inc. 2.5% 7/15/24	1.0
14.1

Market Sectors (% of Fund's net assets)

Information Technology	28.8
Consumer Discretionary	11.6
Health Care	10.6
Communication Services	8.4
Industrials	6.9
Utilities	6.7
Energy	5.1
Financials	4.7
Consumer Staples	2.1
Real Estate	1.9
Materials	0.8

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Written options - (0.1)%

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 74.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 72.3%
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 0.0%
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)	264	258

Entertainment - 1.8%
Liberty Media Corp. 0.5% 12/1/50 (b)	1,721	1,787
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27 (b)	8,245	8,595
Live Nation Entertainment, Inc. 3.125% 1/15/29 (b)	11,224	11,712
Spotify U.S.A., Inc. 0% 3/15/26	2,910	2,479
Zynga, Inc. 0% 12/15/26	5,479	4,383
		28,956
Interactive Media & Services - 3.3%
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)	3,612	3,129
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)	3,607	2,983
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	13,129	9,873
Snap, Inc.:
0% 5/1/27	10,175	7,357
0.125% 3/1/28	30,651	21,486
0.25% 5/1/25	2,787	2,614
0.75% 8/1/26	4,240	3,771
TripAdvisor, Inc. 0.25% 4/1/26	5,185	4,301
		55,514
Media - 2.2%
Cable One, Inc. 0% 3/15/26	262	212
DISH Network Corp.:
0% 12/15/25	236	108
2.375% 3/15/24	4,776	4,119
3.375% 8/15/26	20,287	9,105
Gannett Co., Inc. 4.75% 4/15/24	1,450	1,102
Liberty Broadband Corp. 3.125% 3/31/53 (b)	8,650	8,192
Liberty Interactive LLC 1.75% 9/30/46 (b)	1,748	1,662
Liberty Media Corp. 3.75% 3/15/28 (b)	5,200	5,236
Magnite, Inc. 0.25% 3/15/26	7,345	6,115
TechTarget, Inc. 0% 12/15/26	260	205
		36,056
TOTAL COMMUNICATION SERVICES		120,784

CONSUMER DISCRETIONARY - 9.7%
Automobile Components - 0.1%
LCI Industries 1.125% 5/15/26	210	190
Patrick Industries, Inc. 1.75% 12/1/28	2,383	2,109
		2,299
Automobiles - 1.4%
Ford Motor Co. 0% 3/15/26	8,343	8,134
Rivian Automotive, Inc. 4.625% 3/15/29 (b)	13,220	13,306
Winnebago Industries, Inc. 1.5% 4/1/25	2,250	2,431
		23,871
Broadline Retail - 0.6%
Etsy, Inc.:
0.125% 10/1/26	4,822	5,591
0.125% 9/1/27	4,882	3,976
0.25% 6/15/28	210	159
		9,726
Diversified Consumer Services - 0.0%
2U, Inc. 2.25% 5/1/25	278	184

Hotels, Restaurants & Leisure - 5.5%
Airbnb, Inc. 0% 3/15/26	209	181
Booking Holdings, Inc. 0.75% 5/1/25	8,118	11,507
Carnival Corp. 5.75% 12/1/27 (b)	6,950	8,132
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	6,544	5,656
DraftKings, Inc. 0% 3/15/28	49,293	36,403
Expedia, Inc. 0% 2/15/26	225	197
Marriott Vacations Worldwide Corp.:
0% 1/15/26	200	187
3.25% 12/15/27(b)	6,640	6,301
NCL Corp. Ltd.:
1.125% 2/15/27	257	200
2.5% 2/15/27	2,510	2,023
5.375% 8/1/25	127	141
Penn Entertainment, Inc. 2.75% 5/15/26	4,160	5,285
Royal Caribbean Cruises Ltd. 6% 8/15/25 (b)	7,980	14,256
		90,469
Leisure Products - 0.8%
Peloton Interactive, Inc. 0% 2/15/26	11,367	8,327
Topgolf Callaway Brands Corp. 2.75% 5/1/26	3,690	4,363
		12,690
Specialty Retail - 1.3%
Burlington Stores, Inc. 2.25% 4/15/25	190	190
National Vision Holdings, Inc. 2.5% 5/15/25	3,617	3,838
The RealReal, Inc. 1% 3/1/28	2,304	945
Wayfair LLC:
0.625% 10/1/25	20,823	17,075
1.125% 11/1/24	120	111
		22,159
TOTAL CONSUMER DISCRETIONARY		161,398

CONSUMER STAPLES - 1.6%
Consumer Staples Distribution & Retail - 0.3%
Chefs' Warehouse Holdings 2.375% 12/15/28 (b)	4,220	4,171

Food Products - 0.3%
Freshpet, Inc. 3% 4/1/28 (b)	1,700	1,868
Post Holdings, Inc. 2.5% 8/15/27 (b)	3,090	3,129
		4,997
Tobacco - 1.0%
Turning Point Brands, Inc. 2.5% 7/15/24	17,611	16,744

TOTAL CONSUMER STAPLES		25,912

ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
CNX Resources Corp. 2.25% 5/1/26	3,271	4,364
EQT Corp. 1.75% 5/1/26	5,956	14,224
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	16,156	16,780
Peabody Energy Corp. 3.25% 3/1/28	2,047	2,472
Pioneer Natural Resources Co. 0.25% 5/15/25	6,375	13,301
		51,141
FINANCIALS - 1.8%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.5% 6/1/26	248	173

Consumer Finance - 0.9%
EZCORP, Inc. 3.75% 12/15/29 (b)	1,180	1,158
LendingTree, Inc. 0.5% 7/15/25	9,943	7,010
SoFi Technologies, Inc. 0% 10/15/26 (b)	9,811	7,329
		15,497
Financial Services - 0.9%
Affirm Holdings, Inc. 0% 11/15/26	5,457	3,670
Block, Inc.:
0% 5/1/26	309	255
0.125% 3/1/25	147	136
0.25% 11/1/27	295	225
Repay Holdings Corp. 0% 2/1/26 (b)	2,027	1,619
Shift4 Payments, Inc.:
0% 12/15/25	3,583	3,750
0.5% 8/1/27	5,495	4,739
		14,394
TOTAL FINANCIALS		30,064

HEALTH CARE - 10.5%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27 (b)	7,620	7,239
BridgeBio Pharma, Inc. 2.25% 2/1/29	11,200	6,769
Cerevel Therapeutics Holdings 2.5% 8/15/27 (b)	680	666
Coherus BioSciences, Inc. 1.5% 4/15/26	205	125
Dynavax Technologies Corp. 2.5% 5/15/26	200	259
Exact Sciences Corp.:
0.375% 3/15/27	258	259
0.375% 3/1/28	279	268
1% 1/15/25	166	209
2% 3/1/30(b)	7,798	9,783
Halozyme Therapeutics, Inc. 1% 8/15/28 (b)	3,180	2,784
Insmed, Inc.:
0.75% 6/1/28	3,200	2,568
1.75% 1/15/25	2,000	1,839
Mirum Pharmaceuticals, Inc. 4% 5/1/29 (b)	2,160	2,444
Natera, Inc. 2.25% 5/1/27	1,392	1,963
Sarepta Therapeutics, Inc.:
1.25% 9/15/27(b)	7,627	8,733
1.5% 11/15/24	760	1,373
		47,281
Health Care Equipment & Supplies - 5.1%
CONMED Corp. 2.25% 6/15/27 (b)	2,740	2,899
DexCom, Inc.:
0.25% 11/15/25	8,437	8,780
0.375% 5/15/28(b)	8,270	8,208
0.75% 12/1/23	4,637	13,218
Envista Holdings Corp. 2.375% 6/1/25	4,917	7,840
Glaukos Corp. 2.75% 6/15/27	2,154	2,877
Haemonetics Corp. 0% 3/1/26	270	230
Insulet Corp. 0.375% 9/1/26	5,772	7,665
Integer Holdings Corp. 2.125% 2/15/28 (b)	9,239	10,468
Integra LifeSciences Holdings Corp. 0.5% 8/15/25	230	207
Lantheus Holdings, Inc. 2.625% 12/15/27 (b)	2,990	3,977
LivaNova U.S.A., Inc. 3% 12/15/25	4,024	4,074
Mesa Laboratories, Inc. 1.375% 8/15/25	1,437	1,260
Nevro Corp. 2.75% 4/1/25	1,023	939
NuVasive, Inc. 0.375% 3/15/25	3,750	3,354
Omnicell, Inc. 0.25% 9/15/25	2,491	2,497
TransMedics Group, Inc. 1.5% 6/1/28 (b)	5,010	5,238
Varex Imaging Corp. 4% 6/1/25	190	231
		83,962
Health Care Providers & Services - 0.9%
Accolade, Inc. 0.5% 4/1/26	13,916	11,202
Guardant Health, Inc. 0% 11/15/27	4,885	3,401
NeoGenomics, Inc. 1.25% 5/1/25	750	704
		15,307
Health Care Technology - 0.9%
Health Catalyst, Inc. 2.5% 4/15/25	1,647	1,547
Nextgen Healthcare, Inc. 3.75% 11/15/27 (b)	5,220	4,998
Teladoc Health, Inc. 1.25% 6/1/27	5,479	4,350
Veradigm, Inc. 0.875% 1/1/27	3,846	4,091
		14,986
Life Sciences Tools & Services - 0.3%
Nanostring Technologies, Inc. 2.625% 3/1/25	1,826	1,449
Repligen Corp. 0.375% 7/15/24	2,430	3,680
		5,129
Pharmaceuticals - 0.5%
Innoviva, Inc. 2.125% 3/15/28	200	164
Jazz Investments I Ltd. 2% 6/15/26	7,146	7,369
		7,533
TOTAL HEALTH CARE		174,198

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.4%
Parsons Corp. 0.25% 8/15/25	6,218	6,824

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. 1.125% 10/15/24	2,096	1,956

Construction & Engineering - 0.2%
Granite Construction, Inc. 3.75% 5/15/28 (b)	4,100	4,216

Electrical Equipment - 1.3%
Array Technologies, Inc. 1% 12/1/28	4,489	5,046
Bloom Energy Corp. 3% 6/1/28 (b)	2,530	2,582
Stem, Inc. 4.25% 4/1/30 (b)	5,995	5,791
Sunrun, Inc. 0% 2/1/26	2,633	1,784
TPI Composites, Inc. 5.25% 3/15/28 (b)	6,367	6,246
		21,449
Ground Transportation - 0.4%
Lyft, Inc. 1.5% 5/15/25	2,024	1,816
Uber Technologies, Inc. 0% 12/15/25	5,200	4,664
		6,480
Machinery - 0.6%
John Bean Technologies Corp. 0.25% 5/15/26	247	226
Middleby Corp. 1% 9/1/25	8,430	9,773
		9,999
Passenger Airlines - 0.9%
American Airlines Group, Inc. 6.5% 7/1/25	7,005	8,095
JetBlue Airways Corp. 0.5% 4/1/26	4,981	3,875
Southwest Airlines Co. 1.25% 5/1/25	3,404	3,607
		15,577
Professional Services - 0.4%
Ceridian HCM Holding, Inc. 0.25% 3/15/26	197	173
KBR, Inc. 2.5% 11/1/23	2,729	6,339
		6,512
Trading Companies & Distributors - 0.1%
Xometry, Inc. 1% 2/1/27	1,400	1,005

TOTAL INDUSTRIALS		74,018

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 0.4%
Lumentum Holdings, Inc.:
0.25% 3/15/24	2,999	3,090
0.5% 12/15/26	3,674	3,215
0.5% 6/15/28	200	154
		6,459
Electronic Equipment, Instruments & Components - 0.3%
Insight Enterprises, Inc. 0.75% 2/15/25	2,684	5,320
Par Technology Corp. 1.5% 10/15/27	261	208
		5,528
IT Services - 6.2%
Akamai Technologies, Inc.:
0.125% 5/1/25	8,104	8,814
0.375% 9/1/27	7,268	7,178
BigCommerce Holdings, Inc. 0.25% 10/1/26	11,929	9,173
Cloudflare, Inc. 0% 8/15/26	9,035	7,766
Digitalocean Holdings, Inc. 0% 12/1/26	14,689	11,449
Fastly, Inc. 0% 3/15/26	12,275	10,102
MongoDB, Inc. 0.25% 1/15/26	8,149	12,256
Okta, Inc.:
0.125% 9/1/25	10,298	9,464
0.375% 6/15/26	11,911	10,357
Perficient, Inc. 0.125% 11/15/26	4,337	3,524
Shopify, Inc. 0.125% 11/1/25	8,080	7,264
Wix.com Ltd. 0% 8/15/25	6,688	5,782
		103,129
Semiconductors & Semiconductor Equipment - 2.9%
Enphase Energy, Inc.:
0% 3/1/26	208	199
0% 3/1/28	156	150
onsemi:
0% 5/1/27	9,173	15,154
0.5% 3/1/29(b)	11,120	11,690
Semtech Corp. 1.625% 11/1/27 (b)	4,026	3,476
SolarEdge Technologies, Inc. 0% 9/15/25	3,440	4,281
Veeco Instruments, Inc. 2.875% 6/1/29 (b)	820	883
Wolfspeed, Inc.:
0.25% 2/15/28	2,170	1,560
1.75% 5/1/26	881	1,084
1.875% 12/1/29(b)	12,145	8,866
		47,343
Software - 17.6%
Altair Engineering, Inc.:
0.25% 6/1/24	3,124	4,931
1.75% 6/15/27(b)	5,850	6,906
Avalara, Inc. 0.25% 8/1/26	3,525	3,516
Bentley Systems, Inc.:
0.125% 1/15/26	3,500	3,467
0.375% 7/1/27	8,526	7,469
Bill Holdings, Inc.:
0% 12/1/25	140	140
0% 4/1/27	6,912	5,586
BlackLine, Inc.:
0% 3/15/26	9,971	8,419
0.125% 8/1/24	7,892	7,822
Box, Inc. 0% 1/15/26	4,133	5,011
Cerence, Inc. 3% 6/1/25	1,133	1,189
Confluent, Inc. 0% 1/15/27	13,001	10,498
CyberArk Software Ltd. 0% 11/15/24	4,989	5,697
Datadog, Inc. 0.125% 6/15/25	118	144
Dropbox, Inc.:
0% 3/1/26	1,969	1,782
0% 3/1/28	2,025	1,817
Everbridge, Inc.:
0% 3/15/26	6,786	5,615
0.125% 12/15/24	4,904	4,401
Guidewire Software, Inc. 1.25% 3/15/25	2,797	2,751
HubSpot, Inc. 0.375% 6/1/25	7,967	14,807
InterDigital, Inc. 3.5% 6/1/27 (b)	3,270	3,998
LivePerson, Inc. 0% 12/15/26	9,227	5,903
MicroStrategy, Inc.:
0% 2/15/27	27,610	16,225
0.75% 12/15/25	6,600	6,474
Model N, Inc. 1.875% 3/15/28 (b)	2,570	2,561
Pagerduty, Inc. 1.25% 7/1/25	1,647	1,674
Palo Alto Networks, Inc. 0.375% 6/1/25	20,146	43,347
Pegasystems, Inc. 0.75% 3/1/25	1,489	1,356
Porch Group, Inc. 0.75% 9/15/26 (b)	7,852	3,026
Progress Software Corp. 1% 4/15/26	4,250	4,771
Q2 Holdings, Inc. 0.75% 6/1/26	2,453	2,082
Rapid7, Inc.:
0.25% 3/15/27	10,933	9,840
2.25% 5/1/25	3,728	3,881
RingCentral, Inc.:
0% 3/1/25	7,082	6,476
0% 3/15/26	6,321	5,256
Splunk, Inc.:
1.125% 9/15/25	7,367	7,220
1.125% 6/15/27	5,000	4,290
Tyler Technologies, Inc. 0.25% 3/15/26	13,651	13,869
Unity Software, Inc. 0% 11/15/26	26,949	21,209
Varonis Systems, Inc. 1.25% 8/15/25	2,684	2,955
Verint Systems, Inc. 0.25% 4/15/26	1,780	1,581
Veritone, Inc. 1.75% 11/15/26	334	220
Workiva, Inc. 1.125% 8/15/26	9,483	12,944
Zscaler, Inc. 0.125% 7/1/25	8,780	9,856
		292,982
TOTAL INFORMATION TECHNOLOGY		455,441

MATERIALS - 0.8%
Chemicals - 0.2%
Livent Corp. 4.125% 7/15/25	1,384	3,744

Metals & Mining - 0.6%
MP Materials Corp. 0.25% 4/1/26 (b)	7,480	6,437
United States Steel Corp. 5% 11/1/26	1,447	2,442
		8,879
TOTAL MATERIALS		12,623

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Pebblebrook Hotel Trust 1.75% 12/15/26	182	154
Summit Hotel Properties, Inc. 1.5% 2/15/26	187	160
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)	3,071	2,927
Uniti Group, Inc. 7.5% 12/1/27 (b)	2,165	1,612
Welltower OP LLC 2.75% 5/15/28 (b)	6,650	6,557
		11,410
Real Estate Management & Development - 1.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	268	191
Redfin Corp.:
0% 10/15/25	410	329
0.5% 4/1/27	12,939	8,855
Zillow Group, Inc.:
1.375% 9/1/26	8,356	10,015
2.75% 5/15/25	187	192
		19,582
TOTAL REAL ESTATE		30,992

UTILITIES - 3.8%
Electric Utilities - 3.2%
Alliant Energy Corp. 3.875% 3/15/26 (b)	2,600	2,610
Duke Energy Corp. 4.125% 4/15/26 (b)	13,980	13,840
FirstEnergy Corp. 4% 5/1/26 (b)	7,430	7,404
NRG Energy, Inc. 2.75% 6/1/48	4,314	4,413
PPL Capital Funding, Inc. 2.875% 3/15/28 (b)	10,840	10,428
Southern Co. 3.875% 12/15/25 (b)	13,930	14,034
		52,729
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP:
0% 6/15/24(b)	210	197
2.5% 6/15/26(b)	180	162
Ormat Technologies, Inc. 2.5% 7/15/27 (b)	1,700	1,908
Sunnova Energy International, Inc.:
0.25% 12/1/26	200	153
2.625% 2/15/28(b)	3,980	3,162
		5,582
Multi-Utilities - 0.3%
CMS Energy Corp. 3.375% 5/1/28 (b)	5,810	5,769

TOTAL UTILITIES		64,080

TOTAL CONVERTIBLE BONDS		1,200,651
Nonconvertible Bonds - 1.7%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
Gannett Holdings LLC 6% 11/1/26 (b)	11,650	9,699

CONSUMER STAPLES - 0.5%
Tobacco - 0.5%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	9,153	8,375

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	2,380	2,451
SFL Corp. Ltd. 7.25% 5/12/26 (b)	2,800	2,664
		5,115
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	7,690	5,749

TOTAL NONCONVERTIBLE BONDS		28,938
TOTAL CORPORATE BONDS (Cost $1,211,536)		1,229,589

Common Stocks - 6.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.2%
Snap, Inc. Class A (c)	350,000	3,570
Media - 0.3%
Gannett Co., Inc. (c)(d)	2,135,023	4,740
TOTAL COMMUNICATION SERVICES		8,310
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.9%
Ford Motor Co.	470,600	5,647
Tesla, Inc. (c)(e)	45,900	9,360
		15,007
Hotels, Restaurants & Leisure - 0.8%
A&W Revenue Royalties Income Fund	164,000	4,285
Super Group SGHC Ltd. (c)(d)	3,208,777	9,338
		13,623
TOTAL CONSUMER DISCRETIONARY		28,630
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Calumet Specialty Products Partners LP (c)	313,501	4,919
DHT Holdings, Inc.	2,393,512	18,406
Scorpio Tankers, Inc. (e)	100,000	4,577
		27,902
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BridgeBio Pharma, Inc. (c)	133,500	1,832
INDUSTRIALS - 1.3%
Electrical Equipment - 0.9%
Babcock & Wilcox Enterprises, Inc. (c)	3,001,838	14,409
Ground Transportation - 0.4%
Uber Technologies, Inc. (c)	176,300	6,687
TOTAL INDUSTRIALS		21,096
INFORMATION TECHNOLOGY - 1.1%
Semiconductors & Semiconductor Equipment - 0.8%
NVIDIA Corp. (e)	27,200	10,291
onsemi (c)	40,171	3,358
		13,649
Software - 0.3%
Everbridge, Inc. (c)	163,772	3,934
LivePerson, Inc. (c)	19,797	73
		4,007
TOTAL INFORMATION TECHNOLOGY		17,656
TOTAL COMMON STOCKS (Cost $117,002)		105,426

Convertible Preferred Stocks - 7.0%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobile Components - 0.2%
Aptiv PLC Series A, 5.50%	36,600	3,572
FINANCIALS - 2.9%
Banks - 2.6%
Bank of America Corp. 7.25%	15,795	18,322
Wells Fargo & Co. 7.50%	21,543	24,451
		42,773
Capital Markets - 0.3%
KKR & Co. LP Series C, 6.00%	76,600	4,682
TOTAL FINANCIALS		47,455
INDUSTRIALS - 1.2%
Construction & Engineering - 0.3%
Fluor Corp. 6.50%	4,350	5,497
Machinery - 0.9%
Chart Industries, Inc.	152,800	7,334
RBC Bearings, Inc.	78,400	7,821
		15,155
TOTAL INDUSTRIALS		20,652
UTILITIES - 2.7%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 6.125%	96,600	4,692
NextEra Energy, Inc.:
6.219%	176,100	8,425
6.296%	295,400	13,405
PG&E Corp.	86,200	12,671
		39,193
Gas Utilities - 0.0%
UGI Corp. 7.125%	2,000	133
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp. 6.875%	59,700	4,647
Multi-Utilities - 0.0%
NiSource, Inc. 7.75%	2,200	222
TOTAL UTILITIES		44,195
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $117,286)		115,874

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. 7% (b)(f)(g) (Cost $3,126)	3,345	3,050

Money Market Funds - 12.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (h)	198,418,688	198,458
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	779,029	779
TOTAL MONEY MARKET FUNDS (Cost $199,237)		199,237

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,648,187)	1,653,176
NET OTHER ASSETS (LIABILITIES) - 0.4%	7,438
NET ASSETS - 100.0%	1,660,614

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
NVIDIA Corp.	Chicago Board Options Exchange	272	10,291	350.00	07/21/23	(1,213)
Scorpio Tankers, Inc.	Chicago Board Options Exchange	1,000	4,577	75.00	07/21/23	(10)
Tesla, Inc.	Chicago Board Options Exchange	50	1,020	265.00	07/21/23	(16)

TOTAL WRITTEN OPTIONS						(1,239)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $368,189,000 or 22.2% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $15,888,000.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	42,677	465,023	309,242	1,926	-	-	198,458	0.5%
Fidelity Securities Lending Cash Central Fund 5.14%	23,170	56,092	78,483	54	-	-	779	0.0%
Total	65,847	521,115	387,725	1,980	-	-	199,237

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	8,310	8,310	-	-
Consumer Discretionary	32,202	28,630	3,572	-
Energy	27,902	27,902	-	-
Financials	47,455	-	47,455	-
Health Care	1,832	1,832	-	-
Industrials	41,748	21,096	20,652	-
Information Technology	17,656	17,656	-	-
Utilities	44,195	-	44,195	-

Corporate Bonds	1,229,589	-	1,229,589	-

Preferred Securities	3,050	-	3,050	-

Money Market Funds	199,237	199,237	-	-
Total Investments in Securities:	1,653,176	304,663	1,348,513	-
Derivative Instruments:

Liabilities
Written Options	(1,239)	(1,239)	-	-
Total Liabilities	(1,239)	(1,239)	-	-
Total Derivative Instruments:	(1,239)	(1,239)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(1,239)
Total Equity Risk	0	(1,239)
Total Value of Derivatives	0	(1,239)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $730) - See accompanying schedule:
Unaffiliated issuers (cost $1,448,950)	$1,453,939
Fidelity Central Funds (cost $199,237)	199,237

Total Investment in Securities (cost $1,648,187)		$1,653,176
Foreign currency held at value (cost $17)		17
Receivable for investments sold		5,548
Receivable for fund shares sold		193
Dividends receivable		1,607
Interest receivable		4,526
Distributions receivable from Fidelity Central Funds		723
Other receivables		8
Total assets		1,665,798
Liabilities
Payable for investments purchased	$1,194
Payable for fund shares redeemed	932
Accrued management fee	762
Distribution and service plan fees payable	18
Written options, at value (premium receivable $360)	1,239
Other affiliated payables	224
Other payables and accrued expenses	35
Collateral on securities loaned	780
Total Liabilities		5,184
Net Assets		$1,660,614
Net Assets consist of:
Paid in capital		$1,601,056
Total accumulated earnings (loss)		59,558
Net Assets		$1,660,614

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($43,208 ÷ 1,429 shares) (a)(b)		$30.25
Maximum offering price per share (100/94.25 of $30.25)		$32.10
Class M :
Net Asset Value and redemption price per share ($7,578 ÷ 250 shares) (a)(b)		$30.29
Maximum offering price per share (100/96.50 of $30.29)		$31.39
Class C :
Net Asset Value and offering price per share ($7,175 ÷ 239 shares) (a)		$30.02
Convertible Securities :
Net Asset Value , offering price and redemption price per share ($1,455,694 ÷ 47,823 shares)		$30.44
Class I :
Net Asset Value , offering price and redemption price per share ($88,859 ÷ 2,925 shares)		$30.38
Class Z :
Net Asset Value , offering price and redemption price per share ($58,100 ÷ 1,914 shares) (b)		$30.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$8,215
Interest		21,665
Income from Fidelity Central Funds (including $54 from security lending)		1,980
Total Income		31,860
Expenses
Management fee
Basic fee	$3,578
Performance adjustment	1,172
Transfer agent fees	1,123
Distribution and service plan fees	113
Accounting fees	230
Custodian fees and expenses	13
Independent trustees' fees and expenses	6
Registration fees	90
Audit	30
Legal	2
Miscellaneous	4
Total expenses before reductions	6,361
Expense reductions	(41)
Total expenses after reductions		6,320
Net Investment income (loss)		25,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,554
Written options	213
Total net realized gain (loss)		37,767
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(72,732)
Written options	(879)
Total change in net unrealized appreciation (depreciation)		(73,611)
Net gain (loss)		(35,844)
Net increase (decrease) in net assets resulting from operations		$(10,304)
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,540	$35,641
Net realized gain (loss)	37,767	52,681
Change in net unrealized appreciation (depreciation)	(73,611)	(338,145)
Net increase (decrease) in net assets resulting from operations	(10,304)	(249,823)
Distributions to shareholders	(50,644)	(376,367)
Share transactions - net increase (decrease)	(13,967)	184,864
Total increase (decrease) in net assets	(74,915)	(441,326)

Net Assets
Beginning of period	1,735,529	2,176,855
End of period	$1,660,614	$1,735,529

Financial Highlights
Fidelity Advisor® Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$31.39	$43.06	$40.70	$30.97	$28.07	$28.49
Income from Investment Operations
Net investment income (loss) A,B	.42	.53	.42	.70	.43	.76 C
Net realized and unrealized gain (loss)	(.67)	(4.80)	5.89	10.23	4.38	.25
Total from investment operations	(.25)	(4.27)	6.31	10.93	4.81	1.01
Distributions from net investment income	(.47)	(.48)	(.81)	(.63)	(.40)	(.85)
Distributions from net realized gain	(.43)	(6.92)	(3.14)	(.57)	(1.51)	(.58)
Total distributions	(.89) D	(7.40)	(3.95)	(1.20)	(1.91)	(1.43)
Net asset value, end of period	$30.25	$31.39	$43.06	$40.70	$30.97	$28.07
Total Return E,F,G	(.71)%	(12.04)%	16.43%	36.42%	18.75%	3.60%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.04% J	1.02%	.97%	.93%	.81%	.75%
Expenses net of fee waivers, if any	1.04% J	1.02%	.97%	.92%	.80%	.75%
Expenses net of all reductions	1.03% J	1.02%	.97%	.92%	.80%	.75%
Net investment income (loss)	2.76% J	1.63%	.98%	2.11%	1.52%	2.66% C
Supplemental Data
Net assets, end of period (in millions)	$43	$46	$57	$40	$25	$19
Portfolio turnover rate K	83% J	85%	87%	147%	151%	176%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.99%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Convertible Securities Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$31.44	$43.09	$40.73	$30.98	$28.09	$28.47
Income from Investment Operations
Net investment income (loss) A,B	.38	.45	.31	.61	.35	.68 C
Net realized and unrealized gain (loss)	(.67)	(4.79)	5.89	10.26	4.36	.25
Total from investment operations	(.29)	(4.34)	6.20	10.87	4.71	.93
Distributions from net investment income	(.43)	(.38)	(.70)	(.55)	(.32)	(.73)
Distributions from net realized gain	(.43)	(6.92)	(3.14)	(.57)	(1.51)	(.58)
Total distributions	(.86)	(7.31) D	(3.84)	(1.12)	(1.82) D	(1.31)
Net asset value, end of period	$30.29	$31.44	$43.09	$40.73	$30.98	$28.09
Total Return E,F,G	(.87)%	(12.24)%	16.10%	36.10%	18.34%	3.31%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.30% J	1.28%	1.23%	1.19%	1.09%	1.04%
Expenses net of fee waivers, if any	1.29% J	1.28%	1.22%	1.19%	1.09%	1.04%
Expenses net of all reductions	1.29% J	1.28%	1.22%	1.19%	1.08%	1.03%
Net investment income (loss)	2.50% J	1.38%	.73%	1.84%	1.24%	2.38% C
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$11	$9	$6	$6
Portfolio turnover rate K	83% J	85%	87%	147%	151%	176%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.71%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$31.15	$42.73	$40.42	$30.76	$27.89	$28.31
Income from Investment Operations
Net investment income (loss) A,B	.30	.29	.09	.44	.22	.54 C
Net realized and unrealized gain (loss)	(.65)	(4.76)	5.85	10.19	4.34	.25
Total from investment operations	(.35)	(4.47)	5.94	10.63	4.56	.79
Distributions from net investment income	(.35)	(.18)	(.49)	(.40)	(.18)	(.63)
Distributions from net realized gain	(.43)	(6.92)	(3.14)	(.57)	(1.51)	(.58)
Total distributions	(.78)	(7.11) D	(3.63)	(.97)	(1.69)	(1.21)
Net asset value, end of period	$30.02	$31.15	$42.73	$40.42	$30.76	$27.89
Total Return E,F,G	(1.08)%	(12.70)%	15.53%	35.42%	17.82%	2.82%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.81% J	1.79%	1.74%	1.69%	1.55%	1.50%
Expenses net of fee waivers, if any	1.80% J	1.79%	1.74%	1.69%	1.55%	1.50%
Expenses net of all reductions	1.80% J	1.79%	1.74%	1.68%	1.55%	1.49%
Net investment income (loss)	1.99% J	.86%	.21%	1.35%	.77%	1.92% C
Supplemental Data
Net assets, end of period (in millions)	$7	$8	$19	$24	$17	$17
Portfolio turnover rate K	83% J	85%	87%	147%	151%	176%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Convertible Securities Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$31.58	$43.29	$40.89	$31.09	$28.18	$28.59
Income from Investment Operations
Net investment income (loss) A,B	.47	.64	.55	.80	.52	.85 C
Net realized and unrealized gain (loss)	(.67)	(4.84)	5.92	10.29	4.38	.25
Total from investment operations	(.20)	(4.20)	6.47	11.09	4.90	1.10
Distributions from net investment income	(.51)	(.59)	(.93)	(.72)	(.48)	(.93)
Distributions from net realized gain	(.43)	(6.92)	(3.14)	(.57)	(1.51)	(.58)
Total distributions	(.94)	(7.51)	(4.07)	(1.29)	(1.99)	(1.51)
Net asset value, end of period	$30.44	$31.58	$43.29	$40.89	$31.09	$28.18
Total Return D,E	(.55)%	(11.79)%	16.78%	36.88%	19.04%	3.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.72%	.67%	.63%	.51%	.46%
Expenses net of fee waivers, if any	.74% H	.72%	.67%	.63%	.51%	.46%
Expenses net of all reductions	.74% H	.72%	.67%	.62%	.51%	.45%
Net investment income (loss)	3.05% H	1.93%	1.28%	2.41%	1.81%	2.96% C
Supplemental Data
Net assets, end of period (in millions)	$1,456	$1,539	$1,922	$1,791	$1,429	$1,278
Portfolio turnover rate I	83% H	85%	87%	147%	151%	176%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.29%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$31.51	$43.20	$40.82	$31.04	$28.13	$28.55
Income from Investment Operations
Net investment income (loss) A,B	.47	.62	.53	.79	.52	.84 C
Net realized and unrealized gain (loss)	(.67)	(4.81)	5.91	10.27	4.38	.24
Total from investment operations	(.20)	(4.19)	6.44	11.06	4.90	1.08
Distributions from net investment income	(.50)	(.58)	(.92)	(.71)	(.48)	(.92)
Distributions from net realized gain	(.43)	(6.92)	(3.14)	(.57)	(1.51)	(.58)
Total distributions	(.93)	(7.50)	(4.06)	(1.28)	(1.99)	(1.50)
Net asset value, end of period	$30.38	$31.51	$43.20	$40.82	$31.04	$28.13
Total Return D,E	(.55)%	(11.80)%	16.72%	36.84%	19.07%	3.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.70%	.65%	.52%	.47%
Expenses net of fee waivers, if any	.74% H	.75%	.70%	.65%	.52%	.47%
Expenses net of all reductions	.74% H	.75%	.70%	.64%	.52%	.47%
Net investment income (loss)	3.05% H	1.90%	1.25%	2.39%	1.80%	2.94% C
Supplemental Data
Net assets, end of period (in millions)	$89	$93	$110	$65	$61	$32
Portfolio turnover rate I	83% H	85%	87%	147%	151%	176%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.27%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Convertible Securities Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$31.50	$43.19	$40.81	$31.03	$28.14	$29.30
Income from Investment Operations
Net investment income (loss) B,C	.48	.66	.58	.83	.56	.10
Net realized and unrealized gain (loss)	(.67)	(4.81)	5.91	10.27	4.35	(.90)
Total from investment operations	(.19)	(4.15)	6.49	11.10	4.91	(.80)
Distributions from net investment income	(.53)	(.62)	(.97)	(.75)	(.51)	(.36)
Distributions from net realized gain	(.43)	(6.92)	(3.14)	(.57)	(1.51)	-
Total distributions	(.96)	(7.54)	(4.11)	(1.32)	(2.02)	(.36)
Net asset value, end of period	$30.35	$31.50	$43.19	$40.81	$31.03	$28.14
Total Return D,E	(.54)%	(11.69)%	16.86%	37.01%	19.15%	(2.74)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.65% H	.63%	.59%	.53%	.41%	.37% H
Expenses net of fee waivers, if any	.65% H	.63%	.59%	.53%	.41%	.37% H
Expenses net of all reductions	.65% H	.63%	.59%	.53%	.41%	.36% H
Net investment income (loss)	3.14% H	2.02%	1.36%	2.50%	1.91%	2.35% H
Supplemental Data
Net assets, end of period (in millions)	$58	$42	$57	$35	$32	$1
Portfolio turnover rate I	83% H	85%	87%	147%	151%	176%

A For the period October 2, 2018 (commencement of sale of shares) through November 30, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$124,223
Gross unrealized depreciation	(106,009)
Net unrealized appreciation (depreciation)	$18,214
Tax cost	$1,634,083

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	656,578	876,643

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the ICE® BofAML® All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$55	$1
Class M	.25%	.25%	20	- A
Class C	.75%	.25%	38	6
			$113	$7

A Amount represents less than five hundred dollars

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class M	- A
Class C B	5
$22

A Amount represents less than five hundred dollars
B   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 40.18
Class M	7.19
Class C	8.20
Convertible Securities	1,007.13
Class I	50.14
Class Z	11.04
	$1,123

A   Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Convertible Securities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Convertible Securities Fund	$ 3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Convertible Securities Fund	7,052	14,975	688

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Convertible Securities Fund	$2

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Convertible Securities Fund	$6	$ 2	$-

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Convertible Securities Fund
Distributions to shareholders
Class A	$ 1,288	$9,999
Class M	218	1,853
Class C	201	3,063
Convertible Securities	45,668	334,483
Class I	1,943	16,854
Class Z	1,326	10,115
Total	$50,644	$376,367

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Convertible Securities Fund
Class A
Shares sold	87	345	$2,632	$11,765
Reinvestment of distributions	42	267	1,244	9,618
Shares redeemed	(164)	(476)	(4,987)	(15,584)
Net increase (decrease)	(35)	136	$(1,111)	$5,799
Class M
Shares sold	4	22	$128	$739
Reinvestment of distributions	7	51	216	1,834
Shares redeemed	(18)	(73)	(551)	(2,434)
Net increase (decrease)	(7)	-	$(207)	$139
Class C
Shares sold	34	62	$1,026	$2,080
Reinvestment of distributions	7	84	200	3,040
Shares redeemed	(63)	(330)	(1,895)	(11,038)
Net increase (decrease)	(22)	(184)	$(669)	$(5,918)
Convertible Securities
Shares sold	1,714	3,810	$52,706	$127,430
Reinvestment of distributions	1,368	8,254	40,702	298,970
Shares redeemed	(3,973)	(7,761)	(121,589)	(256,520)
Net increase (decrease)	(891)	4,303	$(28,181)	$169,880
Class I
Shares sold	1,440	3,547	$43,480	$116,065
Reinvestment of distributions	64	436	1,909	15,728
Shares redeemed	(1,519)	(3,593)	(46,716)	(118,871)
Net increase (decrease)	(15)	390	$(1,327)	$12,922
Class Z
Shares sold	847	880	$25,907	$29,080
Reinvestment of distributions	42	253	1,243	9,135
Shares redeemed	(314)	(1,115)	(9,622)	(36,173)
Net increase (decrease)	575	18	$17,528	$2,042

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity® Convertible Securities Fund
Class A	1.04%
Actual		$ 1,000	$ 992.90	$ 5.17
Hypothetical- B		$ 1,000	$ 1,019.75	$ 5.24
Class M	1.29%
Actual		$ 1,000	$ 991.30	$ 6.40
Hypothetical- B		$ 1,000	$ 1,018.50	$ 6.49
Class C	1.80%
Actual		$ 1,000	$ 989.20	$ 8.93
Hypothetical- B		$ 1,000	$ 1,015.96	$ 9.05
Fidelity® Convertible Securities Fund	.74%
Actual		$ 1,000	$ 994.50	$ 3.68
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class I	.74%
Actual		$ 1,000	$ 994.50	$ 3.68
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class Z	.65%
Actual		$ 1,000	$ 994.60	$ 3.23
Hypothetical- B		$ 1,000	$ 1,021.69	$ 3.28

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Convertible Securities Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704534.125
CVS-SANN-0723
Fidelity® Equity Dividend Income Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Johnson & Johnson	3.5
Exxon Mobil Corp.	2.8
Comcast Corp. Class A	2.8
Wells Fargo & Co.	2.7
Unilever PLC sponsored ADR	2.3
Cisco Systems, Inc.	2.3
Verizon Communications, Inc.	1.9
Sanofi SA sponsored ADR	1.9
M&T Bank Corp.	1.9
Microchip Technology, Inc.	1.8
23.9

Market Sectors (% of Fund's net assets)

Financials	19.9
Health Care	15.1
Information Technology	10.9
Consumer Staples	9.9
Industrials	9.6
Energy	7.5
Communication Services	6.8
Utilities	6.8
Real Estate	4.1
Consumer Discretionary	4.0
Materials	2.1

Asset Allocation (% of Fund's net assets)

Written Options - (0.0)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 2.6%
Deutsche Telekom AG	1,673,400	37,125
Verizon Communications, Inc.	2,987,100	106,430
		143,555
Entertainment - 0.8%
Activision Blizzard, Inc.	547,200	43,885
Media - 3.4%
Comcast Corp. Class A	3,993,300	157,136
Omnicom Group, Inc.	345,100	30,434
		187,570
TOTAL COMMUNICATION SERVICES		375,010
CONSUMER DISCRETIONARY - 4.0%
Broadline Retail - 0.7%
eBay, Inc.	866,300	36,852
Household Durables - 0.5%
Whirlpool Corp. (a)	206,200	26,660
Leisure Products - 0.3%
Hasbro, Inc.	327,400	19,431
Specialty Retail - 2.0%
Best Buy Co., Inc.	274,700	19,962
Lowe's Companies, Inc.	235,400	47,346
Williams-Sonoma, Inc. (a)	373,900	42,441
		109,749
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry, Inc.	732,200	29,303
TOTAL CONSUMER DISCRETIONARY		221,995
CONSUMER STAPLES - 9.9%
Beverages - 3.1%
Anheuser-Busch InBev SA NV ADR (a)	670,600	35,810
Coca-Cola European Partners PLC	975,600	60,868
Keurig Dr. Pepper, Inc.	891,900	27,756
The Coca-Cola Co. (b)	813,800	48,551
		172,985
Consumer Staples Distribution & Retail - 0.8%
Albertsons Companies, Inc.	2,213,900	45,075
Food Products - 0.5%
Tyson Foods, Inc. Class A	563,500	28,536
Household Products - 2.0%
Energizer Holdings, Inc.	501,300	16,342
Reckitt Benckiser Group PLC	594,500	46,229
Reynolds Consumer Products, Inc. (a)	1,613,500	44,274
		106,845
Personal Care Products - 2.5%
Kenvue, Inc. (a)	520,100	13,049
Unilever PLC sponsored ADR (a)	2,519,300	125,814
		138,863
Tobacco - 1.0%
Philip Morris International, Inc. (b)	615,200	55,374
TOTAL CONSUMER STAPLES		547,678
ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Enterprise Products Partners LP	3,621,200	91,725
Exxon Mobil Corp.	1,543,100	157,674
Parkland Corp.	1,114,200	27,791
Shell PLC ADR	1,448,600	81,122
TotalEnergies SE	964,500	54,428
		412,740
FINANCIALS - 19.9%
Banks - 10.2%
Cullen/Frost Bankers, Inc.	292,400	29,298
Huntington Bancshares, Inc.	4,708,600	48,546
JPMorgan Chase & Co.	285,600	38,759
M&T Bank Corp. (a)	869,100	103,562
PNC Financial Services Group, Inc.	837,500	97,008
U.S. Bancorp	3,279,200	98,048
Wells Fargo & Co.	3,707,408	147,592
		562,813
Capital Markets - 2.9%
Bank of New York Mellon Corp.	945,900	38,025
CME Group, Inc.	250,700	44,813
LPL Financial	171,900	33,483
State Street Corp.	407,500	27,718
UBS Group AG (c)	674,200	12,749
		156,788
Financial Services - 3.2%
Fidelity National Information Services, Inc.	1,134,500	61,910
Global Payments, Inc.	693,000	67,699
Visa, Inc. Class A	222,000	49,069
		178,678
Insurance - 3.6%
Assurant, Inc.	144,600	17,351
AXA SA	2,158,900	61,206
Chubb Ltd.	265,779	49,382
First American Financial Corp.	390,200	21,434
The Travelers Companies, Inc.	278,000	47,049
		196,422
TOTAL FINANCIALS		1,094,701
HEALTH CARE - 15.1%
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	164,800	28,041
Cigna Group	226,600	56,063
Elevance Health, Inc.	153,800	68,875
UnitedHealth Group, Inc. (b)	123,700	60,272
		213,251
Pharmaceuticals - 11.2%
Bristol-Myers Squibb Co.	1,498,700	96,576
Johnson & Johnson	1,255,066	194,610
Merck & Co., Inc. (b)	867,200	95,748
Organon & Co.	1,240,470	24,053
Roche Holding AG (participation certificate)	184,910	58,895
Royalty Pharma PLC	1,307,000	42,791
Sanofi SA sponsored ADR	2,076,500	105,943
		618,616
TOTAL HEALTH CARE		831,867
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.0%
General Dynamics Corp.	284,000	57,987
Building Products - 1.2%
Carlisle Companies, Inc.	122,000	25,918
Owens Corning	358,400	38,109
		64,027
Electrical Equipment - 1.4%
Regal Rexnord Corp.	604,400	78,506
Industrial Conglomerates - 1.1%
Hitachi Ltd.	1,016,700	58,714
Machinery - 2.1%
Allison Transmission Holdings, Inc.	1,139,600	53,903
Parker Hannifin Corp.	195,300	62,582
		116,485
Professional Services - 2.8%
Genpact Ltd.	762,100	28,030
Manpower, Inc.	266,000	18,665
Robert Half International, Inc.	273,300	17,770
Science Applications International Corp.	426,200	41,482
SS&C Technologies Holdings, Inc.	869,200	47,771
		153,718
TOTAL INDUSTRIALS		529,437
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,521,100	125,223
IT Services - 3.6%
Amdocs Ltd.	684,328	64,443
Capgemini SA	333,900	58,104
Cognizant Technology Solutions Corp. Class A	473,700	29,602
IBM Corp.	362,100	46,562
		198,711
Semiconductors & Semiconductor Equipment - 3.3%
Microchip Technology, Inc.	1,305,850	98,278
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	856,500	84,442
		182,720
Software - 1.7%
Gen Digital, Inc.	318,725	5,590
Microsoft Corp.	206,800	67,911
Open Text Corp.	543,500	22,597
		96,098
TOTAL INFORMATION TECHNOLOGY		602,752
MATERIALS - 2.1%
Chemicals - 1.6%
Celanese Corp. Class A	298,600	31,060
CF Industries Holdings, Inc.	662,800	40,769
Olin Corp.	389,400	18,423
		90,252
Containers & Packaging - 0.5%
Berry Global Group, Inc.	483,300	27,650
TOTAL MATERIALS		117,902
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Alexandria Real Estate Equities, Inc.	261,400	29,658
American Tower Corp.	177,400	32,720
Corporate Office Properties Trust (SBI)	1,513,700	34,543
Crown Castle International Corp.	224,400	25,404
Digital Realty Trust, Inc.	322,200	33,013
Essex Property Trust, Inc.	118,700	25,646
Gaming & Leisure Properties	284,100	13,677
Public Storage	117,500	33,288
		227,949
UTILITIES - 6.8%
Electric Utilities - 4.4%
Duke Energy Corp. (b)	926,300	82,709
Edison International	1,047,794	70,747
Exelon Corp.	1,067,100	42,311
FirstEnergy Corp.	1,197,100	44,760
		240,527
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp.	1,808,100	43,340
Multi-Utilities - 1.6%
Dominion Energy, Inc.	693,600	34,874
Sempra Energy	384,500	55,187
		90,061
TOTAL UTILITIES		373,928
TOTAL COMMON STOCKS (Cost $5,014,561)		5,335,959

Money Market Funds - 7.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (d)	171,839,472	171,874
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	211,084,667	211,106
TOTAL MONEY MARKET FUNDS (Cost $382,980)		382,980

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $5,397,541)	5,718,939
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(201,798)
NET ASSETS - 100.0%	5,517,141

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Duke Energy Corp.	Chicago Board Options Exchange	1,369	12,224	105.00	07/21/23	(10)
Merck & Co., Inc.	Chicago Board Options Exchange	837	9,241	125.00	07/21/23	(17)
Philip Morris International, Inc.	Chicago Board Options Exchange	609	5,482	100.00	06/16/23	(3)
The Coca-Cola Co.	Chicago Board Options Exchange	1,217	7,261	67.50	07/21/23	(4)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	76	3,703	520.00	07/21/23	(32)

TOTAL WRITTEN OPTIONS						(66)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $37,911,000.
(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	189,261	534,919	552,306	3,944	-	-	171,874	0.4%
Fidelity Securities Lending Cash Central Fund 5.14%	181,944	591,857	562,695	450	-	-	211,106	0.7%
Total	371,205	1,126,776	1,115,001	4,394	-	-	382,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	375,010	337,885	37,125	-
Consumer Discretionary	221,995	221,995	-	-
Consumer Staples	547,678	501,449	46,229	-
Energy	412,740	358,312	54,428	-
Financials	1,094,701	1,033,495	61,206	-
Health Care	831,867	772,972	58,895	-
Industrials	529,437	529,437	-	-
Information Technology	602,752	602,752	-	-
Materials	117,902	117,902	-	-
Real Estate	227,949	227,949	-	-
Utilities	373,928	373,928	-	-

Money Market Funds	382,980	382,980	-	-
Total Investments in Securities:	5,718,939	5,461,056	257,883	-
Derivative Instruments:

Liabilities
Written Options	(66)	(66)	-	-
Total Liabilities	(66)	(66)	-	-
Total Derivative Instruments:	(66)	(66)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(66)
Total Equity Risk	0	(66)
Total Value of Derivatives	0	(66)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $200,220) - See accompanying schedule:
Unaffiliated issuers (cost $5,014,561)	$5,335,959
Fidelity Central Funds (cost $382,980)	382,980

Total Investment in Securities (cost $5,397,541)		$5,718,939
Receivable for investments sold		3,990
Receivable for fund shares sold		435
Dividends receivable		20,843
Distributions receivable from Fidelity Central Funds		1,079
Prepaid expenses		1
Other receivables		138
Total assets		5,745,425
Liabilities
Payable for investments purchased	$9,585
Payable for fund shares redeemed	4,829
Accrued management fee	2,001
Written options, at value (premium received $431)	66
Other affiliated payables	643
Other payables and accrued expenses	54
Collateral on securities loaned	211,106
Total Liabilities		228,284
Net Assets		$5,517,141
Net Assets consist of:
Paid in capital		$5,045,856
Total accumulated earnings (loss)		471,285
Net Assets		$5,517,141

Net Asset Value and Maximum Offering Price
Equity Dividend Income :
Net Asset Value , offering price and redemption price per share ($4,742,826 ÷ 188,651 shares)		$25.14
Class K :
Net Asset Value , offering price and redemption price per share ($774,315 ÷ 30,808 shares)		$25.13

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$89,124
Income from Fidelity Central Funds (including $450 from security lending)		4,394
Total Income		93,518
Expenses
Management fee	$12,364
Transfer agent fees	3,415
Accounting fees	496
Custodian fees and expenses	129
Independent trustees' fees and expenses	18
Registration fees	58
Audit	51
Legal	3
Miscellaneous	15
Total expenses before reductions	16,549
Expense reductions	(135)
Total expenses after reductions		16,414
Net Investment income (loss)		77,104
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	98,625
Foreign currency transactions	127
Total net realized gain (loss)		98,752
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(443,689)
Assets and liabilities in foreign currencies	(5)
Written options	365
Total change in net unrealized appreciation (depreciation)		(443,329)
Net gain (loss)		(344,577)
Net increase (decrease) in net assets resulting from operations		$(267,473)
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,104	$132,281
Net realized gain (loss)	98,752	318,761
Change in net unrealized appreciation (depreciation)	(443,329)	91,598
Net increase (decrease) in net assets resulting from operations	(267,473)	542,640
Distributions to shareholders	(349,322)	(636,444)
Share transactions - net increase (decrease)	135,792	429,005
Total increase (decrease) in net assets	(481,003)	335,201

Net Assets
Beginning of period	5,998,144	5,662,943
End of period	$5,517,141	$5,998,144

Financial Highlights
Fidelity® Equity Dividend Income Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.03	$28.54	$24.68	$26.64	$27.18	$29.62
Income from Investment Operations
Net investment income (loss) A,B	.35	.62	.63	.62	.65	.66
Net realized and unrealized gain (loss)	(1.60)	2.06	3.88	(.46)	1.92	(.27)
Total from investment operations	(1.25)	2.68	4.51	.16	2.57	.39
Distributions from net investment income	(.28)	(.59)	(.64)	(.63)	(.62)	(.66)
Distributions from net realized gain	(1.36)	(2.60)	(.01)	(1.50)	(2.49)	(2.18)
Total distributions	(1.64)	(3.19)	(.65)	(2.12) C	(3.11)	(2.83) C
Net asset value, end of period	$25.14	$28.03	$28.54	$24.68	$26.64	$27.18
Total Return D,E	(4.56)%	9.72%	18.40%	.76%	12.07%	1.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.58%	.58%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.58% H	.57%	.58%	.60%	.60%	.61%
Expenses net of all reductions	.58% H	.57%	.58%	.59%	.60%	.60%
Net investment income (loss)	2.65% H	2.28%	2.21%	2.72%	2.65%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$4,743	$5,186	$4,903	$4,409	$4,949	$4,882
Portfolio turnover rate I	41% H	48%	47%	71%	52%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.03	$28.53	$24.67	$26.64	$27.18	$29.62
Income from Investment Operations
Net investment income (loss) A,B	.36	.65	.65	.63	.68	.69
Net realized and unrealized gain (loss)	(1.61)	2.06	3.89	(.45)	1.91	(.27)
Total from investment operations	(1.25)	2.71	4.54	.18	2.59	.42
Distributions from net investment income	(.29)	(.62)	(.66)	(.65)	(.64)	(.69)
Distributions from net realized gain	(1.36)	(2.60)	(.01)	(1.50)	(2.49)	(2.18)
Total distributions	(1.65)	(3.21) C	(.68) C	(2.15)	(3.13)	(2.86) C
Net asset value, end of period	$25.13	$28.03	$28.53	$24.67	$26.64	$27.18
Total Return D,E	(4.55)%	9.86%	18.51%	.84%	12.18%	1.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.49%	.49%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.49% H	.49%	.49%	.51%	.51%	.51%
Expenses net of all reductions	.49% H	.49%	.49%	.50%	.51%	.50%
Net investment income (loss)	2.73% H	2.37%	2.30%	2.81%	2.74%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$774	$812	$760	$696	$300	$220
Portfolio turnover rate I	41% H	48%	47%	71%	52%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1 . Organization.
Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$714,089
Gross unrealized depreciation	(394,557)
Net unrealized appreciation (depreciation)	$319,532
Tax cost	$5,399,772

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	1,151,527	1,258,403

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Equity Dividend Income	$3,250.13
Class K	165.04
	$3,415
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Equity Dividend Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity Dividend Income Fund	$25

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Dividend Income Fund	141,671	90,105	16,643

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Equity Dividend Income Fund	$6

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity Dividend Income Fund	$49	$10	$11,392

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $133.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Equity Dividend Income Fund
Distributions to shareholders
Equity Dividend Income	$302,522	$551,350
Class K	46,800	85,094
Total	$349,322	$636,444
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Equity Dividend Income Fund
Equity Dividend Income
Shares sold	4,982	13,861	$131,542	$380,818
Reinvestment of distributions	10,962	18,689	281,332	515,591
Shares redeemed	(12,284)	(19,380)	(322,208)	(528,369)
Net increase (decrease)	3,660	13,170	$90,666	$368,040
Class K
Shares sold	4,705	10,839	$122,498	$295,244
Reinvestment of distributions	1,824	3,085	46,800	85,094
Shares redeemed	(4,694)	(11,583)	(124,172)	(319,373)
Net increase (decrease)	1,835	2,341	$45,126	$60,965

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity® Equity Dividend Income Fund
Fidelity® Equity Dividend Income Fund	.58%
Actual		$ 1,000	$ 954.40	$ 2.83
Hypothetical- B		$ 1,000	$ 1,022.04	$ 2.92
Class K	.49%
Actual		$ 1,000	$ 954.50	$ 2.39
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Equity Dividend Income Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704739.125
EII-SANN-0723

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023